Subordinated Debt - Summary of Maturities of Subordinated Debt and Repayment (Detail) $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2022 CAD ($)	Oct. 31, 2022 USD ($)	Oct. 27, 2022 CAD ($)	Jan. 10, 2022 USD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2021 USD ($)
Subordinated Liabilities [Line Items]
Face value	$ 8,382,140				$ 6,207,882
Total	8,150				6,893
Subordinated debt [member]
Subordinated Liabilities [Line Items]
Total	8,150				6,893
Subordinated debt [member] | Debentures series 20 [member]
Subordinated Liabilities [Line Items]
Face value	$ 150				150
Maturity date	December 2025 to 2040
Interest rate (%)	8.25%	8.25%
Redeemable at our option beginning in	Not redeemable
Total	$ 146				146
Subordinated debt [member] | Series I Medium Term Notes Second Tranche [member]
Subordinated Liabilities [Line Items]
Face value	$ 850				850
Maturity date	June 2027
Interest rate (%)	2.57%	2.57%
Redeemable at our option beginning in	June 2022
Total					843
Subordinated debt [member] | Three point eight zero three percentage Subordinated Notes due 2032 [Member]
Subordinated Liabilities [Line Items]
Face value		$ 1,250
Maturity date	December 2032
Interest rate (%)	3.803%	3.803%
Redeemable at our option beginning in	December 2027
Total	$ 1,497				1,567
Subordinated debt [member] | Four point three three eight percentage Subordinated Notes due 2028[Member]
Subordinated Liabilities [Line Items]
Face value		$ 850				$ 850
Maturity date	October 2028
Interest rate (%)	4.338%	4.338%
Redeemable at our option beginning in	October 2023
Total	$ 1,135				1,096
Subordinated debt [member] | Series J Medium Term Notes First Tranche [Member]
Subordinated Liabilities [Line Items]
Face value	$ 1,000				1,000
Maturity date	September 2029
Interest rate (%)	2.88%	2.88%
Redeemable at our option beginning in	September 2024
Total	$ 998				998
Subordinated debt [member] | Series J Medium-Term Notes, Second Tranche [member]
Subordinated Liabilities [Line Items]
Face value	$ 1,250				1,250
Maturity date	June 2030
Interest rate (%)	2.08%	2.08%
Redeemable at our option beginning in	June 2025
Total	$ 1,248				1,248
Subordinated debt [member] | Series K Medium-Term Notes [Member]
Subordinated Liabilities [Line Items]
Face value	$ 1,000				1,000
Maturity date	July 2031
Interest rate (%)	1.93%	1.93%
Redeemable at our option beginning in	July 2026
Total	$ 984				$ 995
Subordinated debt [member] | Three Point Zero Eighty Eight Percentage Subordinated Notes Due 2037 [Member]
Subordinated Liabilities [Line Items]
Face value		$ 1,250		$ 1,250
Maturity date	January 2037
Interest rate (%)	3.088%	3.088%
Redeemable at our option beginning in	January 2032
Total	$ 1,393
Subordinated debt [member] | Series L Medium-Term Notes, First Tranche [member]
Subordinated Liabilities [Line Items]
Face value	$ 750		$ 750
Maturity date	October 2032
Interest rate (%)	6.53%	6.53%
Redeemable at our option beginning in	October 2027
Total	$ 749